EMPLOYEE BENEFIT PLANS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Minimum
Employee benefit plans
Age of employees for eligibility under profit-sharing plan	21 years
Service period	1 year
Directors
Employee benefit plans
Expenses incurred	$ 59	$ 61
Recorded liability	739	775
Expense under the profit sharing plan	$ 101	$ 64
Directors | Minimum
Employee benefit plans
Imputed interest rates (as a percent)	6.69%	6.69%
Directors | Maximum
Employee benefit plans
Imputed interest rates (as a percent)	8.05%	8.05%